Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity)	12 Months Ended
Dec. 31, 2013
Transfers And Servicing [Abstract]
Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity)

NOTE 9 –TRANSFERS AND SERVICING OF FINANCIAL ASSETS (INCLUDING MORTGAGE BANKING ACTIVITY)

Commercial Banking Activity

Loans serviced for others, consisting primarily of commercial loan participations sold, are not included in the accompanying consolidated balance sheets. The unpaid principal balances of loans serviced for others were $345,016,000 and $257,883,000 at December 31, 2013 and 2012, respectively. Custodial escrow balances maintained in connection with the foregoing portfolio of loans serviced for others, and included in demand deposits, were immaterial at December 31, 2013 and 2012.

Mortgage Banking Activity

IBERIABANK through its subsidiary, IMC, originates mortgage loans for sale into the secondary market. The loans originated primarily consist of residential first mortgages that conform to standards established by the government-sponsored enterprises (“GSEs”), but can also consist of junior lien loans secured by residential property. These sales are primarily to private companies that are unaffiliated with the GSEs on a servicing released basis. The following table details the mortgage banking activity as of and for the years ended December 31:

(Dollars in thousands)	2013	2012	2011
Balance at beginning of period	$267,475	$153,013	$83,905
Balance acquired during the period	—	—	3,385
Originations	2,116,460	2,432,367	1,659,226
Sales	(2,255,493)	(2,317,905)	(1,593,503)

Balance at end of period	$128,442	$267,475	$153,013

(Dollars in thousands)	2013	2012	2011
Fair value changes of derivatives and mortgage loans held for sale, net	$(1,722)	$6,772	$937
Gains on sales	65,393	70,811	43,955
Servicing and other income, net	526	470	285

	$64,197	$78,053	$45,177

Mortgage Servicing Rights

Mortgage servicing rights are amortized over the remaining servicing life of the loans, with consideration given to prepayment assumptions. Mortgage servicing rights had the following carrying values as of the periods indicated:

	December 31, 2013			December 31, 2012
	Gross	Accumulated	Net	Gross	Accumulated	Net
(Dollars in thousands)	Carrying Amount	Amortization	Carrying Amount	Carrying Amount	Amortization	Carrying Amount
Mortgage servicing rights	$2,146	$(638)	$1,508	$1,234	$(304)	$930

The related amortization expense of mortgage servicing intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2011	$115
2012	225
2013	480

Estimated amortization expense for the year ended December 31:
2014	$473
2015	382
2016	291
2017	202
2018	123
2019 and thereafter	37